UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $541,492 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    25184   369108 SH       SOLE                        0     2280   366828
AMGEN INC                      COM              031162100    27073   343300 SH       SOLE                        0     2065   341235
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    22295     7595 SH       SOLE                        0       47     7548
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      354        4 SH       SOLE                        0        0        4
BIOMET INC                     COM              090613100    20964   573260 SH       SOLE                        0     3455   569805
CANADIAN NATL RY CO            COM              136375102    27137   339253 SH       SOLE                        0     2247   337006
CANON INC                      ADR              138006309     8929   151780 SH       SOLE                        0     1015   150765
CP HOLDRS                      DEP RCPTS  CP    12616K106      248     2248 SH       SOLE                        0        0     2248
DISNEY WALT CO                 COM DISNEY       254687106    18405   767850 SH       SOLE                        0     4470   763380
ENCANA CORP                    COM              292505104    27503   609022 SH       SOLE                        0     3860   605162
FIRST DATA CORP                COM              319963104    22297   518409 SH       SOLE                        0     3120   515289
FISERV INC                     COM              337738108    22464   519170 SH       SOLE                        0     3350   515820
GENERAL DYNAMICS CORP          COM              369550108    13612   119352 SH       SOLE                        0      485   118867
GENERAL ELECTRIC CO            COM              369604103    22116   630993 SH       SOLE                        0     3870   627123
GENL AMERN INVS PREF B         Preferred B      368802401     1058    43955 SH       SOLE                        0     1265    42690
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    10698   211918 SH       SOLE                        0     1265   210653
GRAINGER W W INC               COM              384802104    26467   372245 SH       SOLE                        0     2270   369975
HONDA MOTOR LTD                AMERN SHS        438128308    12968   447623 SH       SOLE                        0     2215   445408
JOHNSON & JOHNSON              COM              478160104    21720   361405 SH       SOLE                        0     2235   359170
LOWES COS INC                  COM              548661107    26004   390097 SH       SOLE                        0     2375   387722
MCDONALDS CORP                 COM              580135101    15776   467840 SH       SOLE                        0     4350   463490
MICROSOFT CORP                 COM              594918104    21322   815363 SH       SOLE                        0     5130   810233
NABORS INDUSTRIES              com              629568106    33496   442185 SH       SOLE                        0     2800   439385
NIKE INC                       CL B             654106103    22220   256025 SH       SOLE                        0     1565   254460
SAMSUNG ELECTRONICS ORDF       Ordinary         Y74718100     8899    13650 SH       SOLE                        0        0    13650
SYSCO CORP                     COM              871829107     3268   105255 SH       SOLE                        0      890   104365
TORCHMARK CORP                 COM              891027104    15991   287607 SH       SOLE                        0     1615   285992
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    21876   209099 SH       SOLE                        0     1415   207684
UNITED PARCEL SERVICE INC      CL B             911312106    18629   247891 SH       SOLE                        0      765   247126
WAL MART STORES INC            COM              931142103    22519   481173 SH       SOLE                        0     2995   478178